INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Schedule of Inventory

Inventories as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Raw materials	$13,020	$14,023
Work in process	12,822	12,112

Total inventories—net	$25,842	$26,135

Inventories as of December 31 consisted of the following:

	2020	2019
Raw materials	$14,023	$8,523
Work in process	12,112	5,635

Total inventories—net	$26,135	$14,157